INCOME TAXES (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INCOME TAXES (Details) [Line Items]
Profits earned (in Dollars) | $		$ 2
Profits earned percentage	8.25%	8.25%
Preferential income tax rate	25.00%	25.00%
Income tax rate percentage	15.00%	15.00%
Reassessed by relevant governmental authorities	3 years	3 years
Preferential income tax rate	15.00%	15.00%
Net operating losses (in Dollars) | $			$ 1,605,692
Exemption on income tax	5 years	5 years
Statute of limitations period	3 years	3 years
Statute of limitations period	5 years	5 years
Underpayment of tax liability (in Yuan Renminbi) | ¥	¥ 100
Statute of limitations period	10 years	10 years
Statute of limitations
Withholding income tax	10.00%	10.00%
Least percentage	25.00%	25.00%
Investor percentage	25.00%	25.00%
Withholding income taxes (in Yuan Renminbi) | ¥	¥ 0
Minimum [Member]
INCOME TAXES (Details) [Line Items]
Preferential income tax rate	20.00%	20.00%
Income tax rate percentage	15.00%	15.00%
EIT rate percentage	15.00%	15.00%
Maximum [Member]
INCOME TAXES (Details) [Line Items]
Preferential income tax rate	22.00%	22.00%
Income tax rate percentage	20.00%	20.00%
EIT rate percentage	25.00%	25.00%
PRC [Member]
INCOME TAXES (Details) [Line Items]
Preferential income tax rate	25.00%	25.00%
Statutory rate [Member]
INCOME TAXES (Details) [Line Items]
Preferential income tax rate	25.00%	25.00%
Hong Kong [Member]
INCOME TAXES (Details) [Line Items]
Withholding income tax	5.00%	5.00%
Hong Kong Entities [Member]
INCOME TAXES (Details) [Line Items]
Existing tax rate	16.50%		16.50%
Foreign Invested Enterprises [Member]
INCOME TAXES (Details) [Line Items]
Withholding income tax	10.00%	10.00%
Jiufu Shuke Technology Group Co, Ltd [Member]
INCOME TAXES (Details) [Line Items]
Income tax rate percentage	15.00%	15.00%
Shenzhen Fuben Network Technology Co., Ltd [Member]
INCOME TAXES (Details) [Line Items]
Preferential income tax rate	15.00%	15.00%
Beijing Jiufu Puhui Information Technology Co., LTD [Member]
INCOME TAXES (Details) [Line Items]
Preferential income tax rate	15.00%	15.00%
Beijing Puhui Lianyin Information Technology Co., LTD [Member]
INCOME TAXES (Details) [Line Items]
Preferential income tax rate	15.00%	15.00%